Leases - Schedule of Future Minimum Lease Payments under Capital Leases for Current Period (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Leases
Minimum lease payments, Total	¥ 57,358
Minimum lease payments, Less than 1 year	4,369
Minimum lease payments, 1 to 2 years	4,074
Minimum lease payments, 2 to 3 years	3,854
Minimum lease payments, 3 to 4 years	4,199
Minimum lease payments, 4 to 5 years	4,202
Minimum lease payments, More than 5 years	¥ 36,660